SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Schedule of Securitisation and Covered Bond Programmes

	2020		2019
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	23,984	21,640	25,815	23,505
Commercial loans	2,884	4,004	5,116	6,037
Credit card receivables	5,890	4,340	8,164	5,767
Motor vehicle finance	1,826	1,915	3,450	3,462
	34,584	31,899	42,545	38,771
Less held by the Group		(27,448)		(31,436)
Total securitisation programmes (notes 27 and 28)[1]		4,451		7,335
Covered bond programmes
Residential mortgage-backed	33,980	23,480	37,579	29,321
Social housing loan-backed	980	600	1,552	600
	34,960	24,080	39,131	29,921
Less held by the Group		(100)		(100)
Total covered bond programmes (note 28)		23,980		29,821
Total securitisation and covered bond programmes		28,431		37,156
1Includes £45 million (2019: £47 million) of securitisation notes held at fair value through profit or loss.